Description of Business (Details) - Schedule of net revenues, loss from operations and net loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Schedule of net revenues, loss from operations and net loss [Abstract]
Net revenues	$ 8,864	$ 6,210	$ 19,683
Loss from operations	(2,184)	250	1,883
Net loss	$ (1,572)	$ 159	$ 526